ACCOUNTS RECEIVABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of accounts receivable and other

AS AT DEC. 31 (MILLIONS)	Note	2025	2024
Accounts receivable	(a)	$16,776	$14,493
Prepaid expenses and other assets		14,047	13,649
Restricted cash	(b)	2,686	2,076
Total		$33,509	$30,218

Schedule of current and non-current accounts receivable	The current and non-current balances of accounts receivable and other are as follows:

AS AT DEC. 31 (MILLIONS)	2025	2024
Current	$22,772	$20,283
Non-current	10,737	9,935
Total	$33,509	$30,218

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following table summarizes the key valuation metrics of the company’s investment properties:

	2025			2024
AS AT DEC. 31	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Super Core	6.2%	4.8%	10	6.3%	4.8%	11
Core Plus	6.9%	5.5%	10	6.9%	5.6%	10
Value Add	8.2%	6.6%	10	8.5%	6.8%	10
Opportunistic	8.8%	6.9%	10	8.9%	6.5%	10
LP Investments[1,2]	8.5%	5.4%	9	9.1%	6.2%	14
Other investment properties[3]	7.4%	n/a	n/a	7.9%	n/a	n/a
1.The rates presented are for investment properties valued using the discounted cash flow method. These rates exclude multifamily, manufactured housing and other investment properties that generally have a stabilized net operating income profile and are more appropriately valued using a direct capitalization approach.